                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-09987
                                    ---------

                            Floating Rate Portfolio
                            -----------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (Registrant's Telephone Number)

                                October 31, 2003
                                 --------------
                            Date of Fiscal Year End

                                 April 30, 2003
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

Floating Rate Portfolio as of April 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Senior Floating Rate Interests -- 91.2%(1)

Principal
Amount               Borrower/Tranche Description                  Value
------------------------------------------------------------------------------
Advertising -- 0.8%
------------------------------------------------------------------------------
              Lamar Media Corp.
$ 10,500,000  Term Loan, Maturing June 30, 2010                $    10,507,875
------------------------------------------------------------------------------
                                                               $    10,507,875
------------------------------------------------------------------------------
Aerospace and Defense -- 1.1%
------------------------------------------------------------------------------
              Alliant Techsystems, Inc.
$  7,256,337  Term Loan, Maturing April 20, 2009               $     7,276,292
              Transdigm Holding Company
     914,578  Term Loan, Maturing May 15, 2006                         921,295
   2,395,036  Term Loan, Maturing May 15, 2007                       2,412,625
              United Defense Industries, Inc.
   4,132,341  Term Loan, Maturing June 30, 2009                      4,140,828
------------------------------------------------------------------------------
                                                               $    14,751,040
------------------------------------------------------------------------------
Air Freight & Couriers -- 0.2%
------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$  3,100,072  Term Loan, Maturing June 1, 2003                 $     2,790,065
------------------------------------------------------------------------------
                                                               $     2,790,065
------------------------------------------------------------------------------
Auto Components -- 4.7%
------------------------------------------------------------------------------
              Accuride Corporation
$  1,936,244  Term Loan, Maturing January 21, 2005             $     1,824,910
     819,524  Term Loan, Maturing January 21, 2006                     773,768
   1,136,165  Term Loan, Maturing January 21, 2007                   1,077,936
              American Axle & Manufacturing, Inc.
   4,680,679  Term Loan, Maturing April 30, 2006                     4,675,151
              Collins & Aikman
   4,496,027  Term Loan, Maturing December 31, 2004                  4,466,052
              Dura Operating Corp.
   2,781,494  Term Loan, Maturing March 31, 2007                     2,775,119
              Exide Corporation
   6,000,000  DIP Loan, Maturing February 15, 2004                   5,910,000
   1,828,953  Revolving Loan, Maturing March 18, 2005(2)             1,017,355
   4,075,155  Term Loan, Maturing March 18, 2005(2)                  2,258,566
              Federal-Mogul Corporation
   3,306,091  Revolving Loan, Maturing February 24, 2004             3,289,561
   2,000,000  Term Loan, Maturing February 24, 2004                  1,566,876
   2,500,000  Term Loan, Maturing February 24, 2005                  1,953,125
   3,000,000  Term Loan, Maturing February 24, 2006                  2,343,750
   2,896,682  Term Loan, Maturing February 24, 2007                  2,882,198
              Hayes Lemmerz International, Inc.
   2,359,948  Revolving Loan, Maturing June 16, 2005(2)              1,984,716
     100,187  Term Loan, Maturing June 16, 2005(2)                      84,257
   2,493,750  Term Loan, Maturing June 16, 2006(2)                   2,089,556
              J.L. French Automotive Castings, Inc.
   2,119,741  Term Loan, Maturing November 30, 2006                  1,938,901
              Metaldyne, Inc.
   6,491,875  Term Loan, Maturing December 31, 2009                  6,069,903
              The Goodyear Tire & Rubber Company
   4,000,000  Term Loan, Maturing March 31, 2006                     3,860,000
              TRW Automotive Holdings Corp.
   8,500,000  Term Loan, Maturing February 28, 2011                  8,472,112
------------------------------------------------------------------------------
                                                               $    61,313,812
------------------------------------------------------------------------------
Broadcast Media -- 5.4%
------------------------------------------------------------------------------
              Block Communications
$  5,194,509  Term Loan, Maturing November 30, 2009            $     5,213,988
              CanWest Media, Inc.
   6,659,104  Term Loan, Maturing May 15, 2008                       6,673,674
   4,160,293  Term Loan, Maturing May 15, 2009                       4,169,525
              Citadel Communications Corp.
     924,444  Term Loan, Maturing March 31, 2006                       924,444
   6,656,000  Term Loan, Maturing December 31, 2008                  6,675,968
              Discovery Communications, Inc.
   1,015,315  Revolving Loan, Maturing December 31, 2004               959,473
   2,000,000  Term Loan, Maturing December 31, 2005                  1,930,000
              Emmis Communication Corporation
   4,413,497  Term Loan, Maturing August 31, 2009                    4,424,138
              Entercom Radio, LLC
   4,187,500  Term Loan, Maturing September 30, 2007                 4,105,061
              Gray Television, Inc.
   2,325,000  Term Loan, Maturing December 31, 2010                  2,338,806
              Lin Television Corp.
   3,075,429  Term Loan, Maturing December 31, 2007                  3,079,273
   2,774,571  Term Loan, Maturing December 31, 2008                  2,778,040
              Nexstar Finance, LLC
   1,367,568  Term Loan, Maturing December 31, 2010                  1,370,560
   3,232,432  Term Loan, Maturing December 31, 2011                  3,242,198
              Paxson Communications Corporation
   3,930,000  Term Loan, Maturing June 30, 2006                      3,900,525
              Radio One, Inc.
   4,400,000  Term Loan, Maturing June 30, 2007                      4,290,000
              Sinclair Broadcast Group, Inc.
   1,150,000  Term Loan, Maturing December 31, 2009                  1,151,283
   7,000,000  Term Loan, Maturing December 31, 2010                  7,001,561
              Susquehanna Media Co.
   1,760,000  Term Loan, Maturing June 30, 2007                      1,736,900
   4,177,750  Term Loan, Maturing June 30, 2008                      4,193,417
------------------------------------------------------------------------------
                                                               $    70,158,833
------------------------------------------------------------------------------
Cable Television -- 5.9%
------------------------------------------------------------------------------
              Adelphia
$  1,500,000  DIP Loan, Maturing June 25, 2004                 $     1,505,625
              Bresnan Communications, LLC
   3,000,000  Term Loan, Maturing September 30, 2010                 2,947,500
              Century Cable Holdings, LLC
   2,600,000  Term Loan, Maturing June 30, 2009                      2,104,606
   6,800,000  Term Loan, Maturing December 31, 2009                  5,482,500
              Charter Communications Operating, LLC.
   7,364,680  Term Loan, Maturing March 18, 2008                     6,681,606
   2,970,000  Term Loan, Maturing September 18, 2008                 2,678,364
              Charter Communications VI
   2,493,750  Term Loan, Maturing March 18, 2008                     2,112,563
              Charter Communications VIII
   2,962,500  Term Loan, Maturing February 2, 2008                   2,681,593
              Classic Cable, Inc.
     631,613  Term Loan, Maturing January 16, 2008                     571,610
   1,426,819  Term Loan, Maturing January 16, 2009                   1,291,271
              CSG Systems Intl, Inc.
   1,000,000  Term Loan, Maturing December 31, 2007                    966,250
   3,612,500  Term Loan, Maturing December 31, 2006                  3,504,125
              DirectTV Holdings, LLC
  10,850,000  Term Loan, Maturing March 6, 2010                     10,904,250
              Falcon Holding Group, L.P.
   1,940,299  Revolving Loan, Maturing December 31, 2005             1,649,254
   2,961,340  Term Loan, Maturing December 31, 2007                  2,657,803
              Frontiervision Operating Partners, L.P.
   4,139,394  Revolving Loan, Maturing March 31, 2005                3,784,097
              Hilton Head Communications
  15,436,250  Term Loan, Maturing May 15, 2007                      11,978,530
              Insight Midwest Holdings, LLC
   2,000,000  Term Loan, Maturing December 31, 2009                  1,984,028
              Mediacom Southeast
   1,616,667  Revolving Loan, Maturing March 31, 2008                1,592,417
   1,983,756  Term Loan, Maturing September 30, 2008                 1,934,162
              Videotron LTEE
   7,224,171  Term Loan, Maturing December 1, 2009                   7,157,947
------------------------------------------------------------------------------
                                                               $    76,170,101
------------------------------------------------------------------------------
Casinos & Gaming -- 4.6%
------------------------------------------------------------------------------
              Alliance Gaming Corporation
$  6,930,000  Term Loan, Maturing November 30, 2006            $     6,966,091
              Ameristar Casinos, Inc.
   3,891,483  Term Loan, Maturing December 31, 2006                  3,907,536
              Argosy Gaming Company
   6,636,184  Term Loan, Maturing June 30, 2008                      6,674,893
              Aztar Corporation
   1,710,025  Term Loan, Maturing June 30, 2005                      1,708,957
              Boyd Gaming Corporation
   6,933,788  Term Loan, Maturing June 24, 2008                      6,952,856
              Isle of Capri Casinos
   7,425,000  Term Loan, Maturing April 25, 2008                     7,448,203
              Mandalay Resort Group
   9,990,471  Term Loan, Maturing August 18, 2006                    9,896,810
              Marina District Finance Company
   4,317,288  Term Loan, Maturing December 31, 2007                  4,293,003
              Mohegan Tribal Gaming Authority
   2,500,000  Term Loan, Maturing March 31, 2008                     2,493,750
              Park Place Entertainment Corporation
   4,141,240  Revolving Loan, Maturing December 31, 2003             4,065,319
              Scientific Games Corporation
   2,992,500  Term Loan, Maturing December 31, 2008                  2,999,514
              Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
   2,478,763  Term Loan, Maturing June 4, 2008                       2,496,838
------------------------------------------------------------------------------
                                                               $    59,903,770
------------------------------------------------------------------------------
Chemicals -- 4.1%
------------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$  4,779,636  Term Loan, Maturing December 31, 2006            $     4,728,853
              CP Kelco U.S., Inc.
   4,534,045  Term Loan, Maturing March 31, 2008                     4,381,021
   1,518,502  Term Loan, Maturing September 30, 2008                 1,467,252
              Foamex L.P.
     184,759  Term Loan, Maturing June 30, 2006                        166,745
   1,877,884  Term Loan, Maturing June 30, 2007                      1,694,791
              GEO Specialty Chemicals, Inc.
   2,298,214  Term Loan, Maturing December 31, 2007                  2,125,848
              Georgia Gulf Corporation
   3,795,486  Term Loan, Maturing May 12, 2009                       3,814,463
              Huntsman Int'l
   4,561,600  Term Loan, Maturing June 30, 2007                      4,534,518
   4,561,654  Term Loan, Maturing June 30, 2008                      4,535,994
              Huntsman LLC
     371,695  Term Loan, Maturing March 31, 2007                       351,871
     178,305  Term Loan, Maturing March 31, 2008                       168,796
              IMC Global, Inc.
   4,392,242  Term Loan, Maturing November 17, 2006                  4,408,713
              Messer Griesham GmbH
   3,974,064  Term Loan, Maturing April 30, 2009                     4,000,146
   7,023,874  Term Loan, Maturing April 30, 2010                     7,069,972
              Millenium Chemicals inc.
   1,749,239  Term Loan, Maturing June 30, 2006                      1,754,887
              NOVEON
   3,570,625  Term Loan, Maturing September 30, 2008                 3,583,058
              Polymer Group, Inc.
   5,329,478  Term Loan, Maturing December 31, 2006                  4,695,270
------------------------------------------------------------------------------
                                                               $    53,482,198
------------------------------------------------------------------------------
Coal -- 0.4%
------------------------------------------------------------------------------
              Arch Western Resources, LLC.
$  3,000,000  Term Loan, Maturing April 30, 2008               $     3,007,500
              Peabody Energy Corporation
   2,500,000  Term Loan, Maturing March 21, 2010                     2,515,625
------------------------------------------------------------------------------
                                                               $     5,523,125
------------------------------------------------------------------------------
Commercial Services -- 3.3%
------------------------------------------------------------------------------
              Advanstar Communications Inc.
$  6,606,571  Term Loan, Maturing November 17, 2007            $     6,317,534
              Anthony Crane Rental, L.P.
   4,419,643  Term Loan, Maturing July 20, 2006                      2,452,902
              Coinmach Laundry Corporation
   9,800,000  Term Loan, Maturing July 25, 2009                      9,829,400
              Corrections Corporation of America
   8,415,008  Term Loan, Maturing May 31, 2008                       8,426,579
              Environmental Systems Products Hldgs, Inc.
   2,847,822  Term Loan, Maturing December 31, 2004                  2,776,627
   2,500,000  Term Loan, Maturing December 31, 2005                  2,212,500
              Gate Gourmet Borrower LLC
   4,300,000  Term Loan, Maturing December 31, 2008                  3,977,500
              Panavision International, L.P.
     720,450  Term Loan, Maturing March 31, 2004                       648,405
   2,088,427  Revolving Loan, Maturing May 31, 2004                  1,879,584
   1,976,091  Term Loan, Maturing March 31, 2005                     1,785,068
              Volume Services, Inc.
   2,420,003  Term Loan, Maturing December 31, 2003                  2,401,853
------------------------------------------------------------------------------
                                                               $    42,707,952
------------------------------------------------------------------------------
Communications Equipment -- 1.0%
------------------------------------------------------------------------------
               Amphenol Corporation
$     532,386  Term Loan, Maturing May 19, 2004                $       523,734
   11,901,210  Term Loan, Maturing May 19, 2005                     11,872,694
               Superior Telecom, Inc.
      706,559  Term Loan, Maturing November 27, 2005(2)                219,033
    2,590,698  Term Loan, Maturing November 27, 2006(2)                803,116
------------------------------------------------------------------------------
                                                               $    13,418,577
------------------------------------------------------------------------------
Construction Materials -- 0.5%
------------------------------------------------------------------------------
              Formica Corporation
$  4,665,128  Revolving Loan, Maturing May 1, 2004             $     4,093,649
   1,245,346  Term Loan, Maturing May 1, 2004                        1,092,791
              NCI Building Systems, Inc.
   1,456,329  Term Loan, Maturing July 31, 2008                      1,461,183
------------------------------------------------------------------------------
                                                               $     6,647,623
------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.0%
------------------------------------------------------------------------------
              Silgan Holdings Inc.
$ 12,342,289  Term Loan, Maturing December 31, 2008            $    12,337,143
------------------------------------------------------------------------------
                                                               $    12,337,143
------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.8%
------------------------------------------------------------------------------
              Blue Ridge Paper Products, Inc.
$  3,227,801  Revolving Loan, Maturing March 31, 2005          $     3,066,411
     622,793  Term Loan, Maturing March 31, 2005                       591,653
              Graphic Packaging Corporation
   1,461,263  Term Loan, Maturing February 28, 2009                  1,468,569
              Greif Bros. Corporation
   2,543,593  Term Loan, Maturing August 31, 2008                    2,546,137
              Jefferson Smurfit Corporation
   1,127,273  Revolving Loan, Maturing March 31, 2005                1,091,106
   4,613,636  Term Loan, Maturing March 31, 2005                     4,521,364
   3,763,306  Term Loan, Maturing March 31, 2007                     3,738,656
              Port Townsend Paper Corporation
     475,373  Term Loan, Maturing March 16, 2007                       434,966
     980,000  Term Loan, Maturing March 16, 2008                       896,700
              Printpack Holdings, Inc.
   5,095,882  Term Loan, Maturing April 30, 2009                     5,113,931
              Riverwood International Corporation
     566,667  Revolving Loan, Maturing December 31, 2005               563,479
   5,000,000  Term Loan, Maturing December 31, 2006                  4,991,405
              Stone Container Corporation
   6,887,942  Term Loan, Maturing June 30, 2009                      6,840,587
   1,167,046  Term Loan, Maturing June 30, 2010                      1,159,265
------------------------------------------------------------------------------
                                                               $    37,024,229
------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.2%
------------------------------------------------------------------------------
              Berry Plastics Corporation
$  3,858,686  Term Loan, Maturing June 30, 2010                $     3,877,497
              Consolidated Container Holdings LLC
     996,022  Term Loan, Maturing June 30, 2007                        871,519
              Crown Cork & Seal Company, Inc.
   6,075,000  Term Loan, Maturing September 15, 2008                 6,065,888
              Tekni-Plex, Inc.
   1,326,234  Revolving Loan, Maturing June 21, 2006                 1,202,894
   1,189,286  Term Loan, Maturing June 21, 2006                      1,153,607
   1,979,644  Term Loan, Maturing June 30, 2008                      1,949,949
------------------------------------------------------------------------------
                                                               $    15,121,354
------------------------------------------------------------------------------
Educational Services -- 0.5%
------------------------------------------------------------------------------
              Jostens, Inc.
$  3,489,394  Term Loan, Maturing December 31, 2009            $     3,496,662
              Kindercare Learning Centers, Inc.
   2,776,033  Revolving Loan, Maturing February 13, 2005             2,664,992
------------------------------------------------------------------------------
                                                               $     6,161,654
------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
------------------------------------------------------------------------------
              Knowles Electronics, Inc.
$  1,857,855  Term Loan, Maturing June 29, 2007                $     1,672,069
------------------------------------------------------------------------------
                                                               $     1,672,069
------------------------------------------------------------------------------
Entertainment -- 2.7%
------------------------------------------------------------------------------
              AMF Bowling Worldwide, Inc.
$  2,148,437  Term Loan, Maturing February 28, 2008            $     2,147,542
              Amfac Resorts, Inc.
   4,142,994  Term Loan, Maturing September 30, 2003                 4,132,636
   4,142,994  Term Loan, Maturing September 30, 2004                 4,132,636
              Blockbuster Entertainment Corp.
     411,429  Revolving Loan, Maturing July 1, 2004                    404,957
   5,290,278  Term Loan, Maturing July 1, 2004                       5,248,241
              Hollywood Entertainment Corporation
   2,618,750  Term Loan, Maturing March 31, 2008                     2,628,026
              Metro-Goldwyn-Mayer Studios Inc.
  11,000,000  Term Loan, Maturing June 11, 2008                     10,987,966
              Six Flags Theme Parks Inc.
   1,666,667  Revolving Loan, Maturing June 30, 2008                 1,616,667
   4,000,000  Term Loan, Maturing June 30, 2009                      3,956,668
------------------------------------------------------------------------------
                                                               $    35,255,339
------------------------------------------------------------------------------
Environmental Services -- 0.3%
------------------------------------------------------------------------------
              Casella Waste Systems, Inc.
$  3,000,000  Term Loan, Maturing January 24, 2010             $     3,016,407
              Stericycle, Inc.
   1,299,352  Term Loan, Maturing November 10, 2006                  1,305,037
------------------------------------------------------------------------------
                                                               $     4,321,444
------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 3.8%
------------------------------------------------------------------------------
              American Seafood Holdings Inc.
$  1,481,246  Term Loan, Maturing September 30, 2007           $     1,474,765
   2,797,304  Term Loan, Maturing March 31, 2009                     2,810,417
              Aurora Foods, Inc.
   2,801,071  Revolving Loan, Maturing September 30, 2005            2,477,198
     994,924  Term Loan, Maturing September 30, 2006                   931,746
     745,005  Term Loan, Maturing March 31, 2007                       696,207
              Cott Corporation
     841,250  Term Loan, Maturing December 31, 2006                    845,456
              Dean Foods Company
   5,546,875  Term Loan, Maturing July 15, 2007                      5,528,964
   2,272,663  Term Loan, Maturing July 15, 2008                      2,274,729
              Del Monte Corporation
   6,501,267  Term Loan, Maturing December 20, 2010                  6,569,531
              Dr. Pepper/Seven Up Bottling Group, Inc.
   2,003,783  Term Loan, Maturing October 7, 2007                    1,983,432
              Eagle Family Foods, Inc.
   3,153,412  Term Loan, Maturing December 31, 2005                  2,974,717
              Interstate Brands Corporations
   7,614,375  Term Loan, Maturing July 19, 2007                      7,554,412
     992,500  Term Loan, Maturing July 19, 2008                        980,404
              Michael Foods, Inc.
   3,778,664  Term Loan, Maturing March 30, 2008                     3,801,495
              Nutra Sweet
      85,579  Term Loan, Maturing June 30, 2007                         85,329
     986,000  Term Loan, Maturing June 30, 2008                        781,405
              Southern Wine & Spirits of America, Inc.
   6,954,981  Term Loan, Maturing June 28, 2008                      6,981,062
------------------------------------------------------------------------------
                                                               $    48,751,269
------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 1.3%
------------------------------------------------------------------------------
              Advance Medical Optics, Inc.
$  1,496,250  Term Loan, Maturing June 30, 2008                $     1,501,394
              Conmed Corporation
   4,226,888  Term Loan, Maturing December 31, 2007                  4,233,934
              Fisher Scientific International, LLC
   5,250,000  Term Loan, Maturing March 31, 2010                     5,277,563
              Leiner Health Products Inc.
     793,891  Term Loan, Maturing March 31, 2004                       735,342
              Sybron Dental Management
   4,370,680  Term Loan, Maturing June 6, 2009                       4,388,709
------------------------------------------------------------------------------
                                                               $    16,136,942
------------------------------------------------------------------------------
Health Care - Providers & Services -- 4.9%
------------------------------------------------------------------------------
              Alliance Imaging, Inc.
$  8,951,049  Term Loan, Maturing June 10, 2008                $     8,593,007
              Amerisource Bergen Corporation
  11,700,000  Term Loan, Maturing March 31, 2005                    11,561,062
              Caremark RX, Inc.
   3,682,663  Term Loan, Maturing March 31, 2006                     3,684,965
              Community Health Systems, Inc.
  11,442,500  Term Loan, Maturing July 5, 2010                      11,413,001
              Concentra Managed Care, Inc.
   1,947,162  Term Loan, Maturing December 31, 2005                  1,915,520
     972,022  Term Loan, Maturing December 31, 2006                    956,226
              DaVita, Inc
   4,426,612  Term Loan, Maturing March 31, 2009                     4,437,679
              Express Scripts, Inc.
   2,000,000  Term Loan, Maturing March 31, 2008                     2,001,250
              Fresenius Medical Care Holdings, Inc.
   8,000,000  Term Loan, Maturing February 21, 2010                  8,019,168
              Magellan Health Services, Inc.
   1,735,350  Term Loan, Maturing February 12, 2005                  1,625,445
   1,735,350  Term Loan, Maturing February 12, 2006                  1,625,445
              Team Health
   2,618,835  Term Loan, Maturing October 31, 2007                   2,545,180
   1,903,796  Term Loan, Maturing October 31, 2008                   1,859,771
              Triad Hospitals Holdings, Inc.
   3,920,984  Term Loan, Maturing March 31, 2008                     3,945,714
------------------------------------------------------------------------------
                                                               $    64,183,433
------------------------------------------------------------------------------
Hotels -- 1.1%
------------------------------------------------------------------------------
              Extended Stay America
$  6,909,347  Term Loan, Maturing December 31, 2007            $     6,784,730
              KSL Recreation Group, Inc.
   2,325,773  Term Loan, Maturing April 30, 2005                     2,309,300
   2,325,773  Term Loan, Maturing April 30, 2006                     2,313,419
              Wyndham International, Inc.
   4,076,774  Term Loan, Maturing June 30, 2006                      3,027,005
------------------------------------------------------------------------------
                                                               $    14,434,454
------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.6%
------------------------------------------------------------------------------
              Goodman Manufacturing Company, L.P.
$    337,521  Term Loan, Maturing September 30, 2003           $       336,888
     603,192  Term Loan, Maturing April 9, 2004                        602,061
   1,142,187  Term Loan, Maturing July 31, 2005                      1,144,328
              Sealy Mattress Company
   1,834,147  Term Loan, Maturing December 15, 2004                  1,819,932
   1,518,753  Term Loan, Maturing December 15, 2005                  1,506,983
   1,831,193  Term Loan, Maturing December 15, 2006                  1,817,002
              Simmons Company
     697,081  Term Loan, Maturing October 30, 2005                     699,550
     439,273  Term Loan, Maturing October 30, 2006                     441,140
------------------------------------------------------------------------------
                                                               $     8,367,884
------------------------------------------------------------------------------
Household Products -- 1.6%
------------------------------------------------------------------------------
              Church & Dwight Co. Inc.
$  7,362,617  Term Loan, Maturing September 30, 2007           $     7,406,660
              Rayovac Corporation
   4,363,766  Term Loan, Maturing September 30, 2009                 4,369,221
              The Scotts Company
   4,305,381  Term Loan, Maturing December 31, 2007                  4,325,026
              United Industries Corporation
   4,062,627  Term Loan, Maturing January 20, 2006                   4,070,244
              Werner Holding Co.
     561,808  Term Loan, Maturing November 30, 2004                    559,818
     375,349  Term Loan, Maturing November 30, 2005                    374,176
------------------------------------------------------------------------------
                                                               $    21,105,145
------------------------------------------------------------------------------
Insurance -- 1.0%
------------------------------------------------------------------------------
              Hilb, Rogal and Hamilton Company
$  5,712,484  Term Loan, Maturing June 30, 2007                $     5,733,906
              White Mountains Insurance Group, LTD.
   3,163,867  Term Loan, Maturing March 31, 2006                     3,128,273
              Willis Corroon Corporation
   3,504,546  Term Loan, Maturing February 5, 2005                   3,381,886
     414,407  Term Loan, Maturing February 19, 2007                    411,817
------------------------------------------------------------------------------
                                                               $    12,655,882
------------------------------------------------------------------------------
Leisure -- 0.9%
------------------------------------------------------------------------------
              New England Sports Ventures, LLC
$ 12,000,000  Term Loan, Maturing February 28, 2005            $    12,000,000
------------------------------------------------------------------------------
                                                               $    12,000,000
------------------------------------------------------------------------------
Machinery -- 2.1%
------------------------------------------------------------------------------
              Flowserve Corporation
$  2,313,910  Term Loan, Maturing June 30, 2007                $     2,295,834
   5,853,693  Term Loan, Maturing June 30, 2009                      5,855,321
              Rexnord Corporation
   3,062,500  Term Loan, Maturing November 30, 2009                  3,087,383
              Terex Corporation
   2,975,013  Term Loan, Maturing June 30, 2009                      2,878,325
              The Manitowoc Company
   6,582,750  Term Loan, Maturing June 30, 2007                      6,597,561
              Thermadyne MFG LLC
   3,975,083  Term Loan, Maturing May 22, 2005                       3,304,288
   3,975,083  Term Loan, Maturing May 22, 2006                       3,304,288
------------------------------------------------------------------------------
                                                               $    27,323,000
------------------------------------------------------------------------------
Manufacturing -- 4.5%
------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$  2,972,806  Term Loan, Maturing September 30, 2005(2)        $     1,322,899
              Citation Corporation
     996,252  Term Loan, Maturing December 1, 2007                     819,417
              Dayton Superior Corporation
     603,882  Term Loan, Maturing September 29, 2005                   546,514
   2,467,243  Term Loan, Maturing May 31, 2008                       2,232,854
              Dresser, Inc.
     505,571  Term Loan, Maturing March 31, 2007                       505,030
              Ingram Industries, Inc.
   4,198,549  Term Loan, Maturing June 30, 2008                      4,172,308
              JohnsonDiversey, Inc.
   1,868,833  Term Loan, Maturing November 30, 2008                  1,873,894
   5,472,500  Term Loan, Maturing November 30, 2009                  5,504,137
              Motor Coach Industries
   2,415,025  Term Loan, Maturing June 15, 2006                      1,827,370
              Mueller Group, Inc.
   5,964,975  Term Loan, Maturing May 31, 2008                       5,951,661
              National Waterworks Holdings, Inc.
   3,960,000  Term Loan, Maturing November 22, 2009                  3,989,700
              Owens Corning
   4,691,244  Revolving Loan, Maturing November 15, 2003(2)          3,107,949
              Polypore Incorporated
   4,103,084  Term Loan, Maturing December 31, 2006                  4,113,342
   1,485,000  Term Loan, Maturing December 31, 2007                  1,492,425
              SPX Corporation
   3,750,313  Term Loan, Maturing September 30, 2009                 3,748,437
   6,250,521  Term Loan, Maturing March 31, 2010                     6,247,396
              Synthetic Industries, Inc.
   2,462,430  Term Loan, Maturing December 30, 2007                  1,822,198
              Trimas Corporation
   4,530,883  Term Loan, Maturing December 31, 2009                  4,544,249
              Walter Industries, Inc.
   5,000,000  Term Loan, Maturing April 17, 2010                     4,960,940
------------------------------------------------------------------------------
                                                               $    58,782,720
------------------------------------------------------------------------------
Metals & Mining -- 0.6%
------------------------------------------------------------------------------
              Compass Minerals Group, Inc.
$  1,805,119  Term Loan, Maturing November 28, 2009            $     1,817,754
              Neenah Foundry Company
   1,794,859  Term Loan, Maturing September 30, 2005                 1,696,141
              Steel Dynamics, Inc.
   1,000,000  Term Loan, Maturing March 26, 2008                     1,003,125
              Stillwater Mining Company
   1,264,110  Term Loan, Maturing June 30, 2006                      1,175,623
   2,397,485  Term Loan, Maturing June 30, 2007                      2,229,661
------------------------------------------------------------------------------
                                                               $     7,922,304
------------------------------------------------------------------------------
Miscellaneous -- 0.1%
------------------------------------------------------------------------------
              Weight Watchers International, Inc.
$  1,145,064  Term Loan, Maturing December 31, 2007            $     1,149,358
     678,556  Term Loan, Maturing December 31, 2008                    681,101
------------------------------------------------------------------------------
                                                               $     1,830,459
------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.8%
------------------------------------------------------------------------------
              Iron Mountain Incorporated
$  7,984,000  Term Loan, Maturing February 15, 2008            $     8,007,521
              Xerox Corporation
   2,831,291  Term Loan, Maturing April 30, 2005                     2,821,781
------------------------------------------------------------------------------
                                                               $    10,829,302
------------------------------------------------------------------------------
Oil & Gas -- 1.3%
------------------------------------------------------------------------------
              Citgo Petroleum Company
$  2,000,000  Term Loan, Maturing February 27, 2006            $     2,015,000
              El Paso Corporation
   5,000,000  Term Loan, Maturing March 11, 2005                     4,975,000
              The Premcor Refining Group, Inc.
  10,000,000  Term Loan, Maturing February 11, 2006                 10,012,500
------------------------------------------------------------------------------
                                                               $    17,002,500
------------------------------------------------------------------------------
Paper & Forest Products -- 0.2%
------------------------------------------------------------------------------
              Appleton Papers, Inc.
$    895,097  Term Loan, Maturing November 8, 2006             $       898,453
              Bear Island Paper Company, LLC
   1,178,130  Term Loan, Maturing December 31, 2005                  1,160,458
------------------------------------------------------------------------------
                                                               $     2,058,911
------------------------------------------------------------------------------
Personal Products -- 1.6%
------------------------------------------------------------------------------
              Armkel, LLC
$  5,425,798  Term Loan, Maturing March 31, 2009               $     5,463,101
              Mary Kay Cosmetics, Inc.
   6,093,084  Term Loan, Maturing September 30, 2007                 6,124,817
              Playtex Products, Inc.
   8,945,000  Term Loan, Maturing May 31, 2009                       8,927,298
------------------------------------------------------------------------------
                                                               $    20,515,216
------------------------------------------------------------------------------
Publishing & Printing -- 6.3%
------------------------------------------------------------------------------
              American Media Operations Inc.
$  1,496,183  Term Loan, Maturing April 1, 2007                $     1,499,690
   5,319,883  Term Loan, Maturing April 1, 2008                      5,333,183
              Bell Actimedia, Inc.
   3,990,000  Term Loan, Maturing November 29, 2009                  4,021,174
   2,432,774  Term Loan, Maturing November 29, 2010                  2,455,278
              Dex Media, Inc.
   4,555,488  Term Loan, Maturing November 8, 2009                   4,617,720
              Hollinger International Publishing, Inc.
   4,643,333  Term Loan, Maturing September 30, 2009                 4,678,158
              Journal Register Company
   8,410,294  Term Loan, Maturing September 30, 2006                 8,347,217
              Liberty Group Operating, Inc.
   3,641,157  Term Loan, Maturing April 30, 2007                     3,636,606
              Merrill Corporation
   3,479,168  Term Loan, Maturing November 15, 2006                  3,157,345
              Moore Holdings U.S.A. Inc.
   4,600,000  Term Loan, Maturing March 15, 2010                     4,622,282
              Morris Communications Corporation
   8,000,000  Term Loan, Maturing September 30, 2009                 8,010,000
              R.H. Donnelley Inc.
   1,908,522  Term Loan, Maturing December 31, 2008                  1,911,623
   2,493,750  Term Loan, Maturing June 30, 2010                      2,515,658
              Sun Media Corporation
   4,139,685  Term Loan, Maturing February 7, 2009                   4,146,155
              The McClatchy Company
   8,911,656  Term Loan, Maturing September 10, 2007                 8,925,585
              The Reader's Digest Association, Inc.
   5,955,000  Term Loan, Maturing May 20, 2008                       5,852,651
              Transwestern Publishing Company LLC
   7,903,754  Term Loan, Maturing June 27, 2008                      7,923,513
------------------------------------------------------------------------------
                                                               $    81,653,838
------------------------------------------------------------------------------
Real Estate -- 4.8%
------------------------------------------------------------------------------
              125 West 55th Street
$  5,403,968  Term Loan, Maturing June 9, 2004                 $     5,403,968
              AGBRI Octagon
   3,464,532  Term Loan, Maturing May 31, 2004                       3,438,548
              AIMCO Properties, L.P.
   3,351,683  Term Loan, Maturing February 28, 2004                  3,360,062
              AP-Knight LP
   3,216,377  Term Loan, Maturing December 31, 2004                  3,212,356
              Crescent Real Estate Equities, L.P.
   6,375,000  Term Loan, Maturing May 31, 2005                       6,335,156
              Fairfield Resorts, Inc.
   1,666,667  Revolving Loan, Maturing March 21, 2006                1,658,333
   3,750,000  Term Loan, Maturing March 21, 2006                     3,731,250
              Lennar Corporation
   2,491,667  Term Loan, Maturing May 2, 2007                        2,497,273
              Macerich Partnership, L.P.
   3,686,400  Term Loan, Maturing July 15, 2005                      3,691,008
              Newkirk Master, L.P.
   4,549,100  Term Loan, Maturing December 31, 2004                  4,577,532
              OLY Hightop Parent
   1,919,762  Term Loan, Maturing March 31, 2006                     1,924,561
              Shelbourne Properties, L.P.
   1,909,091  Term Loan, Maturing February 19, 2006                  1,906,705
              The Woodlands Commercial Properties Co., L.P.
   2,850,000  Term Loan, Maturing November 26, 2005                  2,842,875
              Trizec Properties, Inc.
   8,000,000  Term Loan, Maturing May 29, 2005                       7,980,000
              Westfield America Limited Partnership
   5,747,682  Term Loan, Maturing May 3, 2005                        5,733,312
              Wilmorite Holdings, L.P.
   4,600,000  Term Loan, Maturing March 31, 2006                     4,588,500
------------------------------------------------------------------------------
                                                               $    62,881,439
------------------------------------------------------------------------------
Restaurants -- 1.1%
------------------------------------------------------------------------------
              AFC Enterprises Inc.
$  3,389,694  Term Loan, Maturing May 23, 2009                 $     3,371,332
              Buffets, Inc.
   6,637,842  Term Loan, Maturing June 30, 2009                      6,526,659
              Jack in the Box, Inc.
   1,995,000  Term Loan, Maturing July 22, 2007                      2,001,234
              O'Charley's Inc.
   2,200,000  Term Loan, Maturing January 27, 2009                   2,206,875
------------------------------------------------------------------------------
                                                               $    14,106,100
------------------------------------------------------------------------------
Retail - Food & Drug -- 4.5%
------------------------------------------------------------------------------
              Domino's Inc.
$  7,451,231  Term Loan, Maturing June 30, 2008                $     7,469,859
              Duane Reade Inc.
   3,019,850  Term Loan, Maturing February 15, 2007                  3,027,400
              Fleming Companies, Inc.
   1,594,252  Revolving Loan, Maturing June 18, 2008                 1,364,082
   3,364,968  Term Loan, Maturing June 18, 2008                      2,794,327
              Giant Eagle, Inc.
   7,471,250  Term Loan, Maturing August 6, 2009                     7,483,705
              Rite Aid Corporation
  16,601,011  Term Loan, Maturing June 27, 2005                     16,518,006
     684,282  Term Loan, Maturing June 27, 2006                        682,215
              Roundy's, Inc.
   8,441,237  Term Loan, Maturing June 6, 2009                       8,439,921
              SDM Corporation
   8,254,644  Term Loan, Maturing February 4, 2009                   8,275,281
              The Pantry, Inc.
   3,000,000  Term Loan, Maturing March 31, 2007                     2,964,375
------------------------------------------------------------------------------
                                                               $    59,019,171
------------------------------------------------------------------------------
Retail - Multiline -- 0.4%
------------------------------------------------------------------------------
              Kmart Corporation
$  5,500,000  DIP Loan, Maturing April 22, 2004                $     5,449,582
------------------------------------------------------------------------------
                                                               $     5,449,582
------------------------------------------------------------------------------
Retail - Specialty -- 2.5%
------------------------------------------------------------------------------
              Advance Stores Company, Inc.
$  1,386,105  Term Loan, Maturing November 30, 2006            $     1,381,774
   5,990,641  Term Loan, Maturing November 30, 2007                  6,003,371
   2,000,000  Term Loan, Maturing November 30, 2008                  2,004,166
              Charming Shoppes, Inc.
     117,377  Revolving Loan, Maturing August 31, 2004                 117,377
              CSK Auto, Inc.
   9,000,000  Term Loan, Maturing December 21, 2004                  9,039,375
              Jo-Ann Stores, Inc.
   3,000,000  Term Loan, Maturing April 30, 2005                     2,985,000
              Oriental Trading Company
     989,796  Term Loan, Maturing June 30, 2009                        990,415
              Petco Animal Supplies Inc.
   2,976,744  Term Loan, Maturing October 2, 2008                    2,987,288
              Travelcenters of America, Inc.
   7,342,936  Term Loan, Maturing November 30, 2008                  7,377,360
------------------------------------------------------------------------------
                                                               $    32,886,126
------------------------------------------------------------------------------
Road & Rail -- 0.3%
------------------------------------------------------------------------------
              Kansas City Southern Industries, Inc.
$    915,575  Term Loan, Maturing June 12, 2008                $       917,006
              RailAmerica Transportation Corp.
   3,000,000  Term Loan, Maturing May 31, 2009                       2,991,750
------------------------------------------------------------------------------
                                                               $     3,908,756
------------------------------------------------------------------------------
Shipping Lines -- 0.1%
------------------------------------------------------------------------------
              American Commercial Lines
$    896,844  Term Loan, Maturing June 30, 2006                $       670,839
     679,449  Term Loan, Maturing July 30, 2006                        508,228
------------------------------------------------------------------------------
                                                               $     1,179,067
------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.0%
------------------------------------------------------------------------------
              Alec Holdings, Inc.
$  1,297,368  Term Loan, Maturing November 30, 2006            $     1,276,827
   1,167,632  Term Loan, Maturing November 30, 2007                  1,149,144
              Broadwing Inc.
   1,078,832  Term Loan, Maturing December 31, 2004                  1,063,548
     674,193  Revolving Loan, Maturing December 31, 2005               637,112
   4,620,485  Term Loan, Maturing December 31, 2005                  4,466,193
              Fairpoint Communications, Inc.
   4,909,794  Term Loan, Maturing March 31, 2007                     4,928,206
------------------------------------------------------------------------------
                                                               $    13,521,030
------------------------------------------------------------------------------
Telecommunications - Wireless -- 1.1%
------------------------------------------------------------------------------
              American Tower, L.P.
   1,644,349  Term Loan, Maturing December 31, 2006                  1,570,764
   2,911,679  Term Loan, Maturing December 31, 2007                  2,841,202
              Cricket Communications, Inc.
   1,500,000  Term Loan, Maturing June 30, 2007(2)                     466,875
              Nextel Communications, Inc.
   4,486,250  Term Loan, Maturing March 31, 2009                     4,349,720
              Spectrasite Communications, Inc.
   3,602,318  Term Loan, Maturing December 31, 2007                  3,422,203
              Western Wireless
     292,500  Term Loan, Maturing September 30, 2007                   251,642
     728,175  Term Loan, Maturing September 30, 2008                   607,298
              Winstar Communications, Inc.
     225,401  DIP Loan, Maturing June 30, 2003(2)                       45,080
------------------------------------------------------------------------------
                                                               $    13,554,784
------------------------------------------------------------------------------
Textiles & Apparel -- 0.2%
------------------------------------------------------------------------------
              St. John Knits International, Inc.
$  3,065,386  Term Loan, Maturing July 31, 2007                $     3,071,612
------------------------------------------------------------------------------
                                                               $     3,071,612
------------------------------------------------------------------------------
Theaters -- 0.9%
------------------------------------------------------------------------------
              Cinemark USA, Inc.
$  5,250,000  Term Loan, Maturing March 31, 2008               $     5,268,050
              Loews Cineplex Entertainment Corporation
   1,000,000  Revolving Loan, Maturing March 31, 2007                  995,000
   4,950,000  Term Loan, Maturing May 31, 2008                       4,925,250
              Regal Cinemas Inc.
     504,808  Term Loan, Maturing May 27, 2007                         506,701
------------------------------------------------------------------------------
                                                               $    11,695,001
------------------------------------------------------------------------------
Utility -- 1.0%
------------------------------------------------------------------------
              International Transmission Company
$  2,400,000  Term Loan, Maturing March 18, 2009               $     2,417,251
              ITC Holding Corp.
   1,600,000  Term Loan, Maturing March 18, 2009                     1,607,230
              Michigan Electric Transmission Company, LLC
   4,466,250  Term Loan, Maturing June 30, 2007                      4,478,345
              Pacific Energy Group, LLC
   4,000,000  Term Loan, Maturing July 26, 2009                      4,020,000
------------------------------------------------------------------------------
                                                               $    12,522,826
------------------------------------------------------------------------------
Total Senior Floating Rate Interests
  (identified cost $1,212,831,429)                             $ 1,188,616,956
------------------------------------------------------------------------------
Common Stocks and Warrants -- 0.0%

Shares/
Rights         Security                                         Value
------------------------------------------------------------------------------
       7,860  Exide Corporation(2)                             $            --
------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost $0)                                         $            --
------------------------------------------------------------------------------
Commercial Paper -- 7.0%

Principal
Amount
(000's
omitted)    Security                                              Value
------------------------------------------------------------------------------
$  20,000  Barton Capital Corp., 1.25%, 5/8/03                 $    19,995,139
   20,000  Corporate Asset Funding, 1.25%, 5/9/03                   19,994,444
    7,951  Cortez Capital Corp., 1.25%, 5/28/03                      7,943,546
   26,743  General Electric Capital, 1.36%, 5/1/03                  26,743,000
   16,457  Quincy Capital Corp., 1.265%, 5/6/03                     16,454,108
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $91,130,237)                                $    91,130,237
------------------------------------------------------------------------------
Total Investments -- 98.2%
  (identified cost, $1,303,961,666)                            $ 1,279,747,193
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                         $    24,116,103
------------------------------------------------------------------------------
Net Assets -- 100.0%                                           $ 1,303,863,296
------------------------------------------------------------------------------
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
(2) Non-income producing security.

Note: At April 30, 2003, the Portfolio had unfunded commitments amounting to $49,322,616 under various revolving credit agreements.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2003

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $1,303,961,666)                            $1,279,747,193
Cash                                                               21,763,637
Interest receivable                                                 2,364,133
Prepaid expenses                                                      160,066
------------------------------------------------------------------------------
Total assets                                                   $1,304,035,029
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                              $  2,764
Accrued expenses                                                      168,969
------------------------------------------------------------------------------
Total liabilities                                                  $  171,733
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio      $1,303,863,296
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $1,328,077,769
Net unrealized depreciation (computed on the basis of
   identified cost)                                               (24,214,473)
------------------------------------------------------------------------------
Total                                                          $1,303,863,296
------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

For the Six Months Ended April 30, 2003

Investment Income
-----------------------------------------------------------------------------
Interest                                                       $  32,820,346
-----------------------------------------------------------------------------
Total investment income                                        $  32,820,346
-----------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                         $   3,621,691
Trustees' fees and expenses                                           13,685
Custodian fee                                                        138,358
Legal and accounting services                                         87,591
Miscellaneous                                                        126,818
-----------------------------------------------------------------------------
Total expenses                                                 $   3,988,143
-----------------------------------------------------------------------------
Net investment income                                          $  28,832,203
-----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)              $  (8,793,076)
  Interest rate swap contracts                                    (1,345,598)
-----------------------------------------------------------------------------
Net realized loss                                              $ (10,138,674)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                          $  22,966,525
  Interest rate swap contracts                                     1,376,803
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $  24,343,328
-----------------------------------------------------------------------------
Net realized and unrealized gain                               $  14,204,654
-----------------------------------------------------------------------------
Net increase in net assets from operations                     $  43,036,857
-----------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

Statements of Changes in Net Assets

Increase                                              Six Months Ended
(Decrease)                                              April 30, 2003             Year Ended
in Net Assets                                              (Unaudited)       October 31, 2002
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                                 $   28,832,203         $   67,349,097
  Net realized loss                                        (10,138,674)           (14,790,884)
  Net change in unrealized appreciation
    (depreciation)                                          24,343,328            (23,057,472)
----------------------------------------------------------------------------------------------
Net increase in net assets from operations              $   43,036,857         $   29,500,741
----------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                         $  162,983,330         $  489,824,603
  Withdrawals                                             (228,285,112)          (580,925,153)
----------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                          $  (65,301,782)        $  (91,100,550)
----------------------------------------------------------------------------------------------
Net decrease in net assets                              $  (22,264,925)        $  (61,599,809)
----------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                  $1,326,128,221         $1,387,728,030
----------------------------------------------------------------------------------------------
At end of period                                        $1,303,863,296         $1,326,128,221
----------------------------------------------------------------------------------------------

                            See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

Supplementary Data

                                   Six Months Ended                                  Year Ended October 31,
                                   April 30, 2003             -----------------------------------------------------------------
Ratios/Supplemental Data+          (Unaudited)                          2002                   2001                2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                     0.62%(3)                 0.62%                 0.57%                0.04%(3)
  Net investment income                            4.49%(3)                 4.72%                 6.45%                8.49%(3)
Portfolio Turnover                                   32%                      76%                   52%                   3%
-------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                    3.31%                    2.19%                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                                     $1,303,863               $1,326,128            $1,387,728             $145,896
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                                        0.61%                0.79%(3)
  Net investment income                                                                           6.41%                7.74%(3)
-------------------------------------------------------------------------------------------------------------------------------
(1)  For the period from start of business, September 5, 2000, to October 31, 2000.
(2)  Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.
(3)  Annualized.

                                             See notes to financial statements

Floating Rate Portfolio as of April 30, 2003

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 64.0%, 30.2% and 2.5% interest in the Portfolio, respectively.
  The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Expense Reduction -- Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Statements -- The interim financial statements relating to April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the fee was equivalent to 0.564%
  (annualized) of the Portfolio's average net assets for such period and amounted to $3,621,691.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2003 aggregated $358,305,851, $217,730,210 and $152,431,623, respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2003, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $1,303,961,666
  -------------------------------------------------------------------------
  Gross unrealized appreciation                               $   2,976,754
  Gross unrealized depreciation                                 (27,191,227)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $  (24,214,473)
  -------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

FLOATING RATE PORTFOLIO

Officers

PAYSON F. SWAFFIELD
President


SCOTT H. PAGE
Vice President and
Portfolio Manager


BARBARA E. CAMPBELL
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ

DONALD R. DWIGHT

JAMES B. HAWKES

SAMUEL L. HAYES, III

WILLIAM H. PARK

NORTON H. REAMER

LYNN A. STOUT

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio


By: /s/ PAYSON F. SWAFFIELD
    -----------------------
    Payson F. Swaffield
    President


Date: June 18, 2003
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ BARBARA E. CAMPBELL
    --------------------------
    Barbara E. Campbell
    Treasurer


Date: June 18, 2003
      -------------


By: /s/ PAYSON F. SWAFFIELD
    --------------------------
    Payson F. Swaffield
    President


Date: June 18, 2003
      -------------